Note 13 - Derivative Financial Instrument - Interest Rate Swap (Details) (Interest Rate Swap [Member], USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2014 Subsequent Event [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013	Dec. 31, 2012
Note 13 - Derivative Financial Instrument - Interest Rate Swap (Details) [Line Items]
Derivative, Notional Amount				$ 7,700,000
Derivative, Swaption Interest Rate				6.96%
Derivative, Remaining Maturity				15 years
Derivative Liability, Notional Amount				6,883,000	7,261,000
Derivative Liability, Fair Value, Gross Liability		460,000	1,123,509	460,000	1,123,509
Derivative, Gain (Loss) on Derivative, Net	$ 632,000